Statements of Changes in Net Assets Available for Benefits - EBP 401 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net investment income	$ 81,592,118	$ 78,851,902
Interest income on notes receivable from participants	425,442	494,355
Contributions:
Company	7,318,402	9,872,943
Participants	12,840,993	19,576,540
Total contributions	20,159,395	29,449,483
Benefits paid to participants	(174,861,589)	(112,881,201)
Administrative expenses	(980,062)	(755,416)
Net decrease	(73,664,696)	(4,840,877)
Beginning of year	659,768,312	664,609,189
End of year	$ 586,103,616	$ 659,768,312